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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2008

            Check here if Amendment [_];   Amendment Number: ______

            This Amendment (Check only one.): [_] is a restatement.
                        [_] adds new holdings entries.

              Institutional Investment Manger Filing this Report:

                     Name: Trent Capital Management, Inc.
                        Address: 3150 North Elm Street
                                   Suite 204
                             Greensboro, NC 27408

                      Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   David Labiak
   Title:  Chief Financial Officer
   Phone:  (336) 282-9302

Signature, Place, and Date of Signing:

                                  Greensboro,
   /s/ David Labiak             North Carolina              July 29, 2008
-----------------------  -----------------------------  ----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included      None

Managers:

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  73,784

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                         Title                                                     Voting Authority
                          of             Value in         SH/ Investment  Other   -------------------
Name of Issuer           Class   CUSIP   (x$1000) Shares  PRN Discretion Managers  Sole   Shared None
--------------           ----- --------- -------- ------- --- ---------- -------- ------- ------ ----
Nokia...................  COM  654902204   5167   210,914 SH     Sole             210,914
Pepsico.................  COM  713448108   4893    76,945 SH     Sole              76,945
Caterpillar.............  COM  149123101   4711    63,820 SH     Sole              63,820
Google..................  COM  38259P508   4295     8,159 SH     Sole               8,159
Johnson & Johnson.......  COM  478160104   4158    64,621 SH     Sole              64,621
Berkshire Hathaway......  COM  084670207   3735       931 SH     Sole                 931
Illinois Tool Works.....  COM  452308109   3720    78,295 SH     Sole              78,295
Lowes...................  COM  548661107   3630   174,945 SH     Sole             174,945
UPS.....................  COM  911312106   3596    58,505 SH     Sole              58,505
Estee Lauder............  COM  518439104   3454    74,370 SH     Sole              74,370
Omnicom Group...........  COM  681919106   3261    72,650 SH     Sole              72,650
Barr Pharmaceuticals....  COM  068306109   3076    68,240 SH     Sole              68,240
American Express........  COM  025816109   2887    76,652 SH     Sole              76,652
American Intl. Group....  COM  026874107   2853   107,837 SH     Sole             107,837
Harley-Davidson.........  COM  412822108   2710    74,725 SH     Sole              74,725
Moody's.................  COM  615369105   2175    63,165 SH     Sole              63,165
Anthracite Capital......  COM  037023108   1326   188,410 SH     Sole             188,410
Ares Capital............  COM  04010L103   1215   120,495 SH     Sole             120,495
CapitalSource...........  COM  14055X102   1101    99,390 SH     Sole              99,390
First Industrial Realty.  COM  313400301   1031    37,533 SH     Sole              37,533
Enterprise Products.....  COM  293792107   1013    34,290 SH     Sole              34,290
American Capital........  COM  01855A101   1004    42,235 SH     Sole              42,235
AllianceBernstein.......  COM  01881G106    994    18,175 SH     Sole              18,175
Genesis Lease...........  COM  37183T107    937    90,680 SH     Sole              90,680
Liberty Property Trust..  COM  531172104    865    26,083 SH     Sole              26,083
Senior Housing..........  COM  81721M109    793    40,588 SH     Sole              40,588
NuStar Energy...........  COM  67058H102    739    15,589 SH     Sole              15,589
MCG Capital.............  COM  58047P107    687   172,726 SH     Sole             172,726
Hospitality Properties..  COM  44106M102    606    24,762 SH     Sole              24,762
Procter & Gamble........  COM  742718109    602     9,902 SH     Sole               9,902
Plains All American.....  COM  726503105    583    12,930 SH     Sole              12,930
Northstar Realty........  COM  66704R100    359    43,200 SH     Sole              43,200
PNC Financial...........  COM  693475105    295     5,172 SH     Sole               5,172
Prologis Group..........  COM  743410102    255     4,695 SH     Sole               4,695
AT&T....................  COM  00206R102    244     7,257 SH     Sole               7,257
General Electric........  COM  369604103    228     8,550 SH     Sole               8,550
Boston Properties.......  COM  101121101    221     2,450 SH     Sole               2,450
BP......................  COM  055622104    219     3,145 SH     Sole               3,145
Flextronics.............  COM  Y2573F102    143    15,180 SH     Sole              15,180